Employee Benefits - Summary of Employee Benefits (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information about defined benefit plans [abstract]
Employee severance pay	€ 4,936	€ 5,895
Jubilee benefits	213	253
Other post-employment plans	979	699
Long term incentive plan	169	3,653
Stock grant plan	1,353	1,353
Other share-based compensation	665
Total employee benefits	€ 8,315	€ 11,853